Fair value measurement - Summary of assets and liabilities, measured or disclosed at fair value (Detail) - AUD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	$ 8,927	$ 458
Total liabilities	20,237	8,938
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	1,015	1,845
Total liabilities	1,015	1,845
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	1,015	1,845
Total liabilities	$ 1,015	$ 1,845